Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives
Cash Flow Hedge Gains and Losses

	Gain (Loss) Recognized in Other Comprehensive Income (“OCI”)								Loss Reclassified from Accumulated OCI into Income
	Successor			Predecessor					Successor			Predecessor
Derivatives in Cash Flow Hedging Relationships	Period From November 20, 2018 through December 31,			Period From January 1, 2018 through November 19,		Years Ended December 31,			Period From November 20, 2018 through December 31,			Period From January 1, 2018 through November 19,		Years Ended December 31,
	2018			2018		2017		2016	2018			2018		2017		2016
(in thousands)
Interest rate swaps	$—			$643		$4,700		$2,713	$—			$643		$5,265		$8,798
Foreign currency forward contracts	$—	$ -	$ -	$—	$ -	$—	$ -	$1,584	$—	$ -	$ -	$—	$ -	$—	$ -	$—